Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Interest income	₩ 29,209,338	₩ 27,579,211	₩ 20,092,325
Interest expense	(17,807,036)	(16,761,289)	(9,495,472)
Net interest income (Notes 35)	11,402,302	10,817,922	10,596,853
Net fees and commission income
Fees and commission expense	(1,580,492)	(1,528,037)	(1,470,804)
Fees and commission income	4,295,366	4,175,243	3,884,346
Net fees and commission income (Notes 36)	2,714,874	2,647,206	2,413,542
Net insurance loss
Insurance income	3,116,553	2,899,599	2,741,730
Reinsurance income	73,578	44,985	36,274
Insurance service expenses	(2,131,560)	(1,748,779)	(1,667,870)
Reinsurance service expenses	(75,405)	(82,190)	(63,910)
Net insurance income	983,166	1,113,615	1,046,224
Insurance finance income	202,363	143,064	850,940
Insurance finance expenses	(301,802)	(659,161)	(42,976)
Net insurance finance income (expenses) (Notes 29)	(99,439)	(516,097)	807,964
Dividend income (Notes 37)	239,097	181,486	177,569
Net gain (loss) on financial instruments at fair value through profit or loss (Notes 38)	1,210,771	2,493,626	(1,160,833)
Net gain (loss) on financial instruments designated at fair value through profit or loss (Notes 39)	(344,453)	(437,780)	576,942
Net gain (loss) on foreign currency transaction	510,985	256,766	245,079
Net gain (loss) on disposal of securities at fair value through other comprehensive income (Notes 12)	60,260	(129,575)	(161,423)
Net gain (loss) on disposal of securities at amortized cost (Notes 12)	(23,155)	251	(60)
Provision for credit loss allowance (Notes 40)	(2,013,274)	(2,244,503)	(1,291,813)
General and administrative expense (Notes 41)	(6,116,240)	(5,895,337)	(5,644,160)
Other operating expenses, net (Notes 43)	(2,066,224)	(2,186,730)	(1,700,320)
Operating income	6,458,670	6,100,850	5,905,564
Equity method income (loss) (Note 16)	(23,822)	125,088	121,697
Other non-operating income (expense), net (Note 44)	(405,756)	(260,978)	339,365
Profit before income taxes	6,029,092	5,964,960	6,366,626
Income tax expense (Note 45)	1,470,922	1,486,960	1,611,112
Profit for the year	4,558,170	4,478,000	4,755,514
Items that are or may be reclassified to profit or loss:
Gain (loss) on securities at fair value through other comprehensive income	1,146,623	3,162,544	(5,928,937)
Equity in other comprehensive income (loss) of associates	6,671	7,156	(15,758)
Foreign currency translation adjustments for foreign operations	416,182	(6,245)	14,732
Net change in unrealized fair value of cash flow hedges	38,514	61,280	(70,264)
Net finance income on insurance contract assets (liabilities)	(2,334,235)	(2,172,458)	4,705,903
Net finance income (expense) on reinsurance contract assets (liabilities)	(1,523)	(20,772)	34,045
Items that are or may be reclassified to profit or loss	(727,768)	1,031,505	(1,260,279)
Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liabilities (assets)	(62,143)	(200,857)	251,991
Equity in other comprehensive loss of associates	0	0	(5)
Valuation gain(loss) on securities at fair value through other comprehensive income	43,258	8,174	5,133
Gain (loss) on disposal of securities at fair value through other comprehensive income	7,329	(3,056)	2,134
Changes in own credit risk on financial liabilities designated at fair value through profit of loss	(6,341)	8,623	(4,749)
Items that will not be reclassified to profit or loss:	(17,897)	(187,116)	254,504
Total other comprehensive income (loss), net of income tax	(745,665)	844,389	(1,005,775)
Total comprehensive income (loss)	3,812,505	5,322,389	3,749,739
Profit attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 32 and 46)	4,450,177	4,368,035	4,665,643
Non-controlling interests	107,993	109,965	89,871
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	3,702,863	5,208,629	3,660,798
Non-controlling interests	₩ 109,642	₩ 113,760	₩ 88,941
Earnings per share: (Notes 32 and 46)
Diluted earnings (loss) per share	₩ 8,441	₩ 8,048	₩ 8,498